Average Annual Total Returns - Russell 2000® Value Index reflects no deductions for fees, expenses or taxes		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Average Annual Return, Percent		8.05%	7.29%	7.14%